Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Operating Activities
Net income/ (loss)	$ 31,886	$ (15,689)
Adjustments to reconcile net income/ (loss) to net cash provided by operating activities:
Depreciation and amortization	33,249	35,041
Amortization and write-off of deferred finance fees and bond premium	3,045	2,293
Amortization of dry dock and special survey costs	6,167	4,626
Stock based compensation	246	460
Gain on sale of vessels	0	(3,245)
Impairment loss relating to the investment in Navios Europe II	13,900	0
Equity in net earnings of affiliated companies, net of dividends received	0	(1,734)
Changes in operating assets and liabilities:
Decrease/(increase) in prepaid expenses and other current assets	2,918	(413)
Decrease in inventories	2,489	0
Decrease in accounts receivable	3,772	8,343
Increase in due from related parties, short-term	(2,038)	(15,804)
Increase in other long term assets	(3,927)	0
(Increase)/ decrease in due from related parties, long-term	(1,845)	2,431
Decrease in accounts payable	(5,362)	(1,834)
Increase in accrued expenses	860	476
Payments for dry dock and special survey costs	(20,421)	(1,662)
Decrease in due to related parties, short-term	(20,073)	(12,029)
Increase in deferred revenue	5,857	285
Net cash provided by operating activities	50,723	1,545
Investing Activities
Loans to affiliates	0	(2,000)
Container vessel owning companies acquisition/ vessels improvements	(44,623)	(5,563)
Net cash proceeds from sale of vessel		33,301
Net cash (used in)/ provided by investing activities	(44,623)	25,738
Financing Activities
Loan proceeds, net of deferred finance costs	133,054	98,201
Loan repayments	(106,107)	(121,525)
Dividend paid	(9,564)	(8,240)
Acquisition of treasury stock	0	(366)
Net proceeds from equity offering	948
Net cash provided by/ (used in) financing activities	18,331	(31,930)
Net increase/(decrease) in cash, cash equivalents and restricted cash	24,431	(4,647)
Cash, cash equivalents and restricted cash, beginning of period	44,051	46,609
Cash, cash equivalents and restricted cash, end of period	68,482	41,962
Supplemental disclosures of cash flow information
Cash interest paid	40,212	44,525
Non-cash investing activities
Accrued interest on loan to affiliate	0	1,734
Container vessel owning companies acquisition	37,658	0
Non-cash financing activities
Stock based compensation	246	460
Deferred finance costs	215	492
Other long term assets	$ 0	$ 3,095